Active Passive Aggressive Portfolio Expense Example - Active Passive Aggressive Portfolio - Active Passive Aggressive Portfolio	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 61
Expense Example, with Redemption, 3 Years	227
Expense Example, with Redemption, 5 Years	407
Expense Example, with Redemption, 10 Years	$ 927